Restatement (Certain Balance Sheet Account Were Restated) (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011		Sep. 30, 2011	Dec. 31, 2010
Disclosure Of Restatment [Line Items]
Deferred Tax Asset-Long Term	$ 5,326,093	$ 3,141,176	[1]	$ 2,238,275	$ 783,720
Deferred Tax Liability - Current	69,648	69,648	[1]	69,648	69,648	[2]
Deferred Income Taxes		887,050	[1]	836,108	935,687	[2]
Accumulated Deficit	(9,140,795)	(4,098,612)	[3]	(2,727,746)	78,438
Scenario, Previously Reported [Member]
Disclosure Of Restatment [Line Items]
Deferred Tax Asset-Long Term		2,951,857	[4]	421,089	309,892
Deferred Tax Liability - Current		171,577	[4]	1,288,278	1,287,776	[2]
Deferred Income Taxes		988,980	[4]	2,422,759	2,595,975	[2]
Accumulated Deficit		(4,491,740)	[3]	16,138,091	13,686,328
Restatement Adjustment [Member]
Disclosure Of Restatment [Line Items]
Deferred Tax Asset-Long Term		189,319	[1]	1,817,186	386,439	[2]
Deferred Tax Liability - Current		(101,929)	[1]	(1,218,630)	(1,116,199)	[2]
Deferred Income Taxes		(101,930)	[1]	(1,586,651)	(1,660,288)	[2]
Accumulated Deficit		$ 393,128	[3]	$ (18,865,837)	$ (14,001,018)

[1]	Restatement of Income Taxes to reflect a correction in the calculation of deferred tax assets and liabilities
[2]	Restatement of Income Taxes to reflect the affect of the change in revenues.
[3]	Restatement of Accumulated Deficit to reflect changes to tax accounts reflected in 2010 restatement.
[4]	a) Restatement of Income Taxes to reflect a correction in the calculation of deferred tax assets and liabilities